PAINEWEBBER S&P 500 INDEX FUND                                     ANNUAL REPORT


PERFORMANCE AT A GLANCE
================================================================================

Comparison of the change of a $10,000 investment in PaineWebber S&P 500 Index Fund (Class Y) and the S&P 500 Index, for the period from commencement on 12/31/97 through 5/31/00.

                                    [GRAPH]

                                PaineWebber S&P 500
                               Index Fund (Class Y)          S&P 500 Index
         Dec-97                      10,000                      10,172
         Jan-98                      10,000                      10,172
         Feb-98                      10,112                      10,284
         Mar-98                      10,832                      11,025
         Apr-98                      11,384                      11,590
         May-98                      11,496                      11,708
         Jun-98                      11,296                      11,507
         Jul-98                      11,760                      11,974
         Aug-98                      11,640                      11,847
         Sep-98                       9,952                      10,135
         Oct-98                      10,584                      10,785
         Nov-98                      11,352                      11,660
         Dec-98                      12,096                      12,367
         Jan-99                      12,793                      13,079
         Feb-99                      13,321                      13,626
         Mar-99                      12,907                      13,202
         Apr-99                      13,418                      13,730
         May-99                      13,929                      14,262
         Jun-99                      13,589                      13,925
         Jul-99                      14,343                      14,698
         Aug-99                      13,897                      14,240
         Sep-99                      13,824                      14,168
         Oct-99                      13,434                      13,780
         Nov-99                      14,279                      14,652
         Dec-99                      14,571                      14,950
         Jan-00                      15,399                      15,829
         Feb-00                      14,617                      15,034
         Mar-00                      14,340                      14,750
         Apr-00                      15,727                      16,193
         May-00                      15,248                      15,705
                                     14,928                      15,383

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes. As noted below, Class Y shares are offered to a limited group of eligible investors.

The graph depicts the performance of PaineWebber S&P 500 Index Fund (Class Y) versus the S&P 500 Index. It is important to note PaineWebber S&P 500 Index Fund is professionally manged mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN, Periods Ended 5/31/00
--------------------------------------------------------------------------------

                                       6 Months       1 Year       Inception(0)

                        Class A*        2.44%          9.67%         25.00%
      Before Deducting
                        Class C+        2.02           8.89          24.43
  Maximum Sales Charge
                        Class Y++       2.45           9.86          18.01


       After Deducting  Class A*       -0.13           6.92          23.11
  Maximum Sales Charge  Class C+        1.03           7.89          24.43
                        Class Y++       2.45           9.86          18.01


  Lipper S&P 500 Index
Objective Funds Median                  2.65           9.95          18.15
         S&P 500 Index                  2.90          10.47          18.65

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

Past performance is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.


(0) Inception: since commencement of issuance on October 2, 1998 for Class A shares, October 7, 1998 for Class C shares and December 31, 1997 for Class Y shares. Index performance is shown as of inception of oldest share class (Class Y).

* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

ANNUAL REPORT                                    PAINE WEBBER S&P 500 INDEX FUND


-----------------------------------
PAINEWEBBER S&P 500 INDEX FUND

Investment Goal:
Replicate the total return of
the S&P 500 Index before
fees and expenses

Portfolio Managers:
T. Kirkham Barneby
Frank Vallario
Mitchell Hutchins Asset
Management Inc.

Commencement:
December 31, 1997 (Class Y)
October 2, 1998 (Class A)
October 7, 1998 (Class C)

Dividend Payments:
Annually
-----------------------------------

                                                                   July 15, 2000

Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber S&P 500 Index Fund (the "Fund") for the fiscal year ended May 31, 2000.

MARKET REVIEW
================================================================================
During the first half of the fiscal year, the "new economy" remained the hot theme, with investors interested mostly in "dot-com" and other high-technology companies. As the fiscal year unfolded, however, uncertainty increased as the Federal Reserve (the "Fed") continued to raise short-term interest rates, giving rise to worries that higher rates might weaken the economy, and as a consequence, corporate earnings. Stock prices showed periods of extreme volatility, and the technology sector gave back much of its recently-achieved gains. The U.S. economy continued to grow, but showed signs of slowing late in the period, indications that the Fed's policy of tightening money to ward off inflation might be working. The economy remained solid and corporate earnings finished the fiscal year strongly. The NASDAQ Composite, which is heavily weighted toward technology companies, gained 37.66% for the 12 months ended May 31, 2000. The Dow Jones Industrial Average (Dow), gained only 1.21% for the fiscal year, whereas the Standard and Poor's 500 Index (S&P 500) managed a gain of 10.47%. Uncertainty remains over whether the Fed can engineer a "soft" landing for the economy, or whether it will overshoot the target and create a "hard" landing. While business cycle concerns may affect the market near term, we believe stocks will likely continue to be the best performing asset class over time. The investment objective of the Fund is to enable investors to participate in the market's performance by tracking the market as measured by the S&P 500 Index.

PORTFOLIO REVIEW
================================================================================

The Fund attempts to match the performance of the S&P 500 Index, before consideration of Fund-related fees and expenses, by buying and holding substantially all the common stocks comprising the Index. The Fund may also trade in options and futures contracts in order to simulate full investment in the S&P 500 Index, while retaining a cash balance for portfolio management purposes, to facilitate trading and to reduce transaction costs.

     Technology was the hot story of 1999--as technology stocks made strong gains they also contributed strongly to the total return of the Index during the first half of the fiscal year. During the second half of the fiscal year technology stocks faltered and gave back much of their earlier gains. Nonetheless, the technology sector made a net contribution to the Index return for the entire fiscal year. Technology stocks accounted for about 22% of the Index as of May 31, 1999. By May 31, 2000, the Index's technology weighting had risen to about 30%.

PAINE WEBBER S&P 500 INDEX FUND                                    ANNUAL REPORT



PORTFOLIO STATISTICS

Characteristics*                            5/31/00                     11/30/99
--------------------------------------------------------------------------------
Net Assets ($mm)                            $96.0                        $70.4
Number of Securities                         466                          472
Stocks                                      99.6%                         95.0%
Cash                                         0.4%                         5.0%
--------------------------------------------------------------------------------

Top Ten Holdings*             5/31/00                                  11/30/99
--------------------------------------------------------------------------------
General Electric Co.            4.3%           Microsoft                   3.8%
Intel                           3.4            General Electric Co.        3.5
Cisco Systems Inc.              3.2            Cisco Systems Inc.          2.4
Microsoft                       2.7            Exxon/Mobil                 2.3
Exxon/Mobil                     2.4            Wal Mart Stores             2.1
Wal Mart Stores                 2.1            Intel                       2.1
Citigroup, Inc.                 1.7            Lucent Technologies         1.8
Oracle Systems                  1.7            Citigroup, Inc.             1.5
IBM Corp.                       1.6            IBM Corp.                   1.5
Lucent Technologies             1.5            Merck                       1.5
--------------------------------------------------------------------------------
Total                          24.6            Total                      22.5

Top Five Sectors*            5/31/00                                   11/30/99
--------------------------------------------------------------------------------
Technology                     31.1%           Technology                 25.4%
Financial Services             18.3            Financial Services         16.6
Consumer Cyclicals             12.3            Consumer Cyclicals         12.5
Healthcare                     10.4            Healthcare                 10.3
Utilities                       8.6            Utilities                  10.3
--------------------------------------------------------------------------------
Total                          80.7            Total                      75.1


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT                                     PAINEWEBBER S&P 500 INDEX FUND



     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber S&P 500 Index Fund or another Fund in the PaineWebber Family of Funds,/1/ please contact your Financial Advisor.

Sincerely,




/s/ MARGO ALEXANDER                          /s/ BRIAN M. STORMS


MARGO ALEXANDER                              BRIAN M. STORMS
Chairman and Chief Executive Officer         President and Chief Operating
Mitchell Hutchins Asset Management Inc.        Officer
                                             Mitchell Hutchins Asset Management
                                               Inc.



/s/ T. KIRKHAM BARNEBY                       /s/ FRANK A. VALLARIO

T. KIRKHAM BARNEBY                           FRANK A. VALLARIO
Managing Director and Chief Investment       Portfolio Manager
  Officer--                                  PaineWebber S&P 500 Index Fund
Quantitative Investments
Mitchell Hutchins Asset Management Inc.
Portfolio Manager
PaineWebber S&P 500 Index Fund




This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended May 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

1 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER S&P 500 INDEX FUND
PERFORMANCE RESULTS (UNAUDITED)

                    NET ASSET VALUE                  TOTAL RETURN/1/
            -------------------------------- --------------------------------
                                                 12 MONTHS        6 MONTHS
            05/31/00  11/30/99   05/31/99     ENDED 05/31/00   ENDED 05/31/00
-----------------------------------------------------------------------------
CLASS A
 SHARES      $17.74    $17.90     $16.72           9.67%            2.44%
-----------------------------------------------------------------------------
CLASS C
 SHARES       17.61     17.76      16.64           8.89             2.02
-----------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

             NET ASSET VALUE
            ------------------
PERIOD                         CAPITAL GAINS                       TOTAL
COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID/2/   RETURN/1/
-----------------------------------------------------------------------------
10/02/98 -
  12/31/98   $12.83    $15.75       --            $0.2186          24.56%
-----------------------------------------------------------------------------
1999          15.75     18.30     $0.0944          0.4977          20.10
-----------------------------------------------------------------------------
01/01/00 -
  05/31/00    18.30     17.74       --              --             (3.06)
-----------------------------------------------------------------------------
                            TOTAL: $0.0944        $0.7163
-----------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 05/31/00:     45.02%
-----------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

             NET ASSET VALUE
            ------------------
PERIOD                         CAPITAL GAINS                       TOTAL
COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID/2/   RETURN/1/
-----------------------------------------------------------------------------
10/07/98 -
  12/31/98   $12.80    $15.73       --            $0.2031          24.57%
-----------------------------------------------------------------------------
1999          15.73     18.23     $0.0944          0.4125          19.24
-----------------------------------------------------------------------------
01/01/00 -
  05/31/00    18.23     17.61       --              --             (3.40)
-----------------------------------------------------------------------------
                            TOTAL: $0.0944        $0.6156
-----------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 05/31/00:     43.49%
-----------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN/1/

                                              % RETURN WITHOUT DEDUCTING    % RETURN AFTER DEDUCTING
                                                 MAXIMUM SALES CHARGE         MAXIMUM SALES CHARGE
                                              ----------------------------  --------------------------
                                                         CLASS                        CLASS
                                              ----------------------------  --------------------------
                                                   A*             C**            A*           C**
-------------------------------------------------------------------------------------------------------
TWELVE MONTHS ENDED 06/30/00                           6.35%          5.59%         3.70%         4.59%
-------------------------------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS THROUGH 06/30/00+          25.36          24.79         23.55         24.79
-------------------------------------------------------------------------------------------------------

 /1/FIGURES ASSUME REINVESTMENT OF ALL DIVIDENDS AT NET ASSET VALUE ON THE
   PAYABLE DATES AND DO NOT INCLUDE SALES CHARGES; RESULTS FOR EACH CLASS WOULD BE LOWER IF SALES CHARGES WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.
 /2/CERTAIN DISTRIBUTIONS MAY CONTAIN SHORT-TERM CAPITAL GAINS.

 +COMMENCEMENT OF ISSUANCE DATES FOR CLASS A AND CLASS C SHARES ARE OCTOBER 2, 1998 AND OCTOBER 7, 1998, RESPECTIVELY.

 *MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 2.5% OF THE PUBLIC OFFERING PRICE. CLASS A SHARES BEAR ONGOING 12B-1 SERVICE FEES.

** MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% AND IS
   REDUCED TO 0% AFTER ONE YEAR. CLASS C SHARES BEAR ONGOING 12B-1 DISTRIBUTION AND SERVICE FEES.

 NOTE:THE FUND OFFERS CLASS Y SHARES TO A LIMITED GROUP OF INVESTORS, INCLUDING PARTICIPANTS IN CERTAIN INVESTMENT PROGRAMS THAT ARE SPONSORED BY PAINEWEBBER AND THAT MAY INVEST IN PAINEWEBBER MUTUAL FUNDS. FOR THE YEAR ENDED MAY 31, 2000 AND SINCE INCEPTION, DECEMBER 31, 1997 THROUGH MAY 31, 2000. CLASS Y SHARES HAVE A TOTAL RETURN OF 9.86% AND 49.28%, RESPECTIVELY. FOR THE YEAR ENDED JUNE 30, 2000 AND FOR THE PERIOD SINCE INCEPTION THROUGH JUNE 30, 2000, CLASS Y SHARES HAVE AN AVERAGE ANNUAL TOTAL RETURN OF 6.60% AND 18.50%; RESPECTIVELY. CLASS Y SHARES DO NOT HAVE INITIAL OR CONTINGENT DEFERRED SALES CHARGES OR ONGOING DISTRIBUTION AND SERVICE FEES.

 THE DATA ABOVE REPRESENTS PAST PERFORMANCE OF THE FUND'S SHARES, WHICH IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

PAINEWEBBER S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS -- 99.63%
 AGRICULTURE, FOOD & BEVERAGE -- 3.15%
   4,900   ARCHER-DANIELS-MIDLAND CO. .............................  $    58,494
   2,200   BESTFOODS CO. ..........................................      141,900
   3,400   CAMPBELL SOUP CO. ......................................      105,400
  19,500   COCA-COLA CO. ..........................................    1,040,812
   3,400   COCA-COLA ENTERPRISES, INC. ............................       58,225
   3,900   CONAGRA, INC. ..........................................       89,944
   2,400   GENERAL MILLS, INC. ....................................       95,250
   2,800   HEINZ, H. J. AND CO. ...................................      109,725
   1,100   HERSHEY FOODS CORP. ....................................       57,063
   3,200   KELLOGG CO. ............................................       97,200
  11,500   PEPSICO, INC. ..........................................      467,906
   1,100   QUAKER OATS CO. ........................................       80,919
   2,700   RJR NABISCO GROUP HOLDINGS CORP. .......................       58,894
   7,200   SARA LEE CORP. .........................................      129,600
   1,100   SUPERVALUE, INC. .......................................       22,894
   2,600   SYSCO CORP. ............................................      109,037
   4,500   UNILEVER N.V. ..........................................      228,656
     900   WRIGLEY, WM. JR. CO. ...................................       72,056
                                                                     -----------
                                                                       3,023,975
                                                                     -----------
 AIRLINES -- 0.19%
   1,200   AMR CORP.*..............................................       34,200
   1,000   DELTA AIR LINES, INC. ..................................       51,438
   3,900   SOUTHWEST AIRLINES CO. .................................       74,831
     600   US AIRWAYS GROUP, INC.*.................................       25,500
                                                                     -----------
                                                                         185,969
                                                                     -----------
 ALCOHOL -- 0.51%
   3,600   ANHEUSER-BUSCH COMPANIES, INC. .........................      279,000
     500   BROWN FORMAN CORP. .....................................       29,031
     300   COORS ADOLPH CO. .......................................       16,875
   3,400   SEAGRAM CO. LTD. .......................................      162,138
                                                                     -----------
                                                                         487,044
                                                                     -----------
 APPAREL, RETAIL -- 0.44%
   6,700   GAP, INC. ..............................................      234,919
   3,400   LIMITED, INC. ..........................................       82,025
     500   LIZ CLAIBORNE, INC. ....................................       19,656
   1,100   NORDSTROM, INC. ........................................       27,638
   2,500   TJX COMPANIES, INC. ....................................       54,062
                                                                     -----------
                                                                         418,300
                                                                     -----------
 APPAREL, TEXTILES -- 0.13%
   2,200   NIKE, INC., CLASS B.....................................       94,325
   1,000   V. F. CORP. ............................................       28,688
                                                                     -----------
                                                                         123,013
                                                                     -----------

                                                                    MAY 31, 2000

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 BANKS -- 7.00%
   3,100   AMSOUTH BANCORPORATION..................................  $    55,994
   5,800   BANK OF NEW YORK COMPANY INC. ..........................      272,237
   9,000   BANK ONE CORP. .........................................      297,562
  13,400   BANKAMERICA CORP. ......................................      744,537
   2,700   BB & T CORP. ...........................................       79,144
   6,500   CHASE MANHATTAN CORP. ..................................      485,469
  26,600   CITIGROUP, INC. ........................................    1,654,187
   1,300   COMERICA, INC. .........................................       65,813
   2,400   FIFTH THIRD BANCORP.....................................      163,200
   7,800   FIRST UNION CORP. ......................................      274,462
   7,700   FIRSTAR CORP. ..........................................      196,831
   7,200   FLEETBOSTON FINANCIAL CORP. ............................      272,250
   1,900   HUNTINGTON BANCSHARES, INC. ............................       36,813
   1,400   J.P. MORGAN & COMPANY, INC. ............................      180,250
   3,600   KEYCORP. ...............................................       75,600
   4,000   MELLON FINANCIAL CORP. .................................      154,250
   4,900   NATIONAL CITY CORP. ....................................       98,000
   1,700   NORTHERN TRUST CORP. ...................................      111,881
   1,100   OLD KENT FINANCIAL CORP. ...............................       36,575
   2,300   PNC BANK CORP. .........................................      115,863
   1,800   REGIONS FINANCIAL CORP. ................................       40,725
   1,400   SOUTHTRUST CORP. .......................................       37,888
   1,300   STATE STREET CORP. .....................................      144,950
   1,400   SUMMIT BANCORP, INC. ...................................       40,163
   2,500   SUNTRUST BANKS, INC. ...................................      149,375
   2,200   SYNOVUS FINANCIAL CORP. ................................       44,000
   1,200   UNION PLANTERS CORP. ...................................       37,500
   6,000   US BANCORP, INC. .......................................      156,000
   1,600   WACHOVIA CORP. .........................................      110,600
  13,000   WELLS FARGO AND CO. ....................................      588,250
                                                                     -----------
                                                                       6,720,369
                                                                     -----------
 CHEMICALS -- 2.29%
   1,800   AIR PRODUCTS & CHEMICALS, INC. .........................       62,325
     600   ASHLAND, INC. ..........................................       20,963
     900   AVERY DENNISON CORP. ...................................       55,125
   1,700   DOW CHEMICAL CO. .......................................      182,006
   8,200   DUPONT (E.I.) DE NEMOURS & CO. .........................      401,800
     600   EASTMAN CHEMICAL CO. ...................................       27,338
   1,000   ECOLAB, INC. ...........................................       38,250
   1,100   ENGELHARD CORP. ........................................       19,181
     300   FMC CORP.*..............................................       18,225
   1,300   GOODYEAR TIRE & RUBBER CO. .............................       32,338
     500   GREAT LAKES CHEMICAL CORP. .............................       13,875
     900   HERCULES, INC. .........................................       14,906
   2,400   ILLINOIS TOOL WORKS, INC. ..............................      139,350
     800   KERR-MCGEE CORP. .......................................       47,750
   3,100   MINNESOTA MINING & MANUFACTURING CO. ...................      265,825
   9,860   PHARMACIA CORP. ........................................      512,104

PAINEWEBBER S&P 500 INDEX FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS (CONTINUED)
 CHEMICALS (CONCLUDED)
   1,400   PPG INDUSTRIES, INC. ...................................  $    69,387
   1,300   PRAXAIR, INC. ..........................................       54,600
   1,700   ROHM & HAAS CO. ........................................       58,012
     700   SEALED AIR CORP.*.......................................       39,200
   1,300   SHERWIN-WILLIAMS CO. ...................................       30,225
   1,100   UNION CARBIDE CORP. ....................................       60,156
     800   VULCAN MATERIALS CO. ...................................       37,400
                                                                     -----------
                                                                       2,200,341
                                                                     -----------
 COMPUTER HARDWARE -- 8.43%
   2,700   3COM CORP.*.............................................      112,894
     800   ADAPTEC INC.*...........................................       15,750
   1,300   APPLE COMPUTER, INC.*...................................      109,200
   1,400   CABLETRON SYSTEMS, INC.*................................       32,113
  54,000   CISCO SYSTEMS INC.*.....................................    3,074,625
  13,400   COMPAQ COMPUTER CORP. ..................................      351,750
  20,200   DELL COMPUTER CORP.*....................................      871,125
   8,000   EMC CORP.*..............................................      930,500
   2,500   GATEWAY, INC.*..........................................      123,750
   7,900   HEWLETT-PACKARD CO. ....................................      948,987
   1,000   LEXMARK INTERNATIONAL GROUP, INC.*......................       69,750
   2,400   NETWORK APPLIANCE, INC.*................................      154,950
   2,100   PITNEY BOWES, INC. .....................................       91,350
   1,700   SEAGATE TECHNOLOGY, INC.*...............................       98,600
   1,600   SILICON GRAPHICS, INC.*.................................       10,600
  12,400   SUN MICROSYSTEMS, INC.*.................................      950,150
   5,300   XEROX CORP. ............................................      143,762
                                                                     -----------
                                                                       8,089,856
                                                                     -----------
 COMPUTER SOFTWARE -- 7.34%
   1,000   ADOBE SYSTEMS, INC. ....................................      112,562
     500   AUTODESK, INC. .........................................       18,594
   1,900   BMC SOFTWARE, INC.*.....................................       83,600
   1,400   CITRIX SYSTEMS, INC.*...................................       73,675
   4,600   COMPUTER ASSOCIATES INTERNATIONAL, INC. ................      236,900
   2,800   COMPUWARE CORP.*........................................       28,525
  14,200   IBM CORP. ..............................................    1,523,837
  41,100   MICROSOFT CORP.*........................................    2,571,319
     800   NCR CORP.*..............................................       33,750
   2,600   NOVELL, INC.*...........................................       21,613
  22,300   ORACLE SYSTEMS CORP.*...................................    1,602,812
   2,200   PARAMETRIC TECHNOLOGY CORP.*............................       23,375
   2,100   PEOPLESOFT, INC.*.......................................       29,006
     994   SABRE HOLDINGS CORP.*...................................       28,578
     500   SAPIENT CORP.*..........................................       49,969
   1,500   SIEBEL SYSTEMS INC.*....................................      175,500
   2,500   UNISYS CORP.*...........................................       67,812
   3,100   VERITAS SOFTWARE CO.*...................................      361,150
                                                                     -----------
                                                                       7,042,577
                                                                     -----------

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 CONSTRUCTION -- 0.11%
     500   CENTEX CORP. ...........................................  $    10,375
     700   FLUOR CORP. ............................................       22,750
   3,600   MASCO CORP. ............................................       70,875
                                                                     -----------
                                                                         104,000
                                                                     -----------
 CONSUMER DURABLES -- 0.15%
     700   BLACK & DECKER CORP. ...................................       25,550
     800   GRAINGER,W.W., INC. ....................................       31,950
   1,600   LEGGETT & PLATT, INC. ..................................       32,100
     700   MAYTAG CORP. ...........................................       22,925
     600   WHIRLPOOL CORP. ........................................       34,013
                                                                     -----------
                                                                         146,538
                                                                     -----------
 DEFENSE & AEROSPACE -- 0.66%
   6,900   BOEING CO. .............................................      269,531
   1,600   GENERAL DYNAMICS CORP. .................................       94,500
     900   GOODRICH, B.F. CO. .....................................       31,950
   3,200   LOCKHEED MARTIN CORP. ..................................       78,400
     600   NORTHROP GRUMMAN CORP. .................................       45,975
   2,700   RAYTHEON CO. ...........................................       63,281
   1,000   TRW INC. ...............................................       48,500
                                                                     -----------
                                                                         632,137
                                                                     -----------
 DIVERSIFIED RETAIL -- 2.95%
   3,500   COSTCO WHOLESALE CORP.*.................................      111,781
     900   DILLARD'S, INC. ........................................       13,444
   1,700   FEDERATED DEPARTMENT STORES, INC.*......................       65,450
   2,200   J.C. PENNEY, INC. ......................................       39,875
   4,000   K MART CORP.*...........................................       34,000
   2,600   KOHLS CORP.*............................................      134,550
   2,700   MAY DEPARTMENT STORES CO. ..............................       81,169
   3,000   SEARS ROEBUCK & CO. ....................................      110,813
   3,500   TARGET CORP. ...........................................      219,406
  35,100   WAL MART STORES, INC. ..................................    2,022,637
                                                                     -----------
                                                                       2,833,125
                                                                     -----------
 DRUGS & MEDICINE -- 7.37%
   1,000   ALLERGAN, INC. .........................................       68,688
  10,300   AMERICAN HOME PRODUCTS CORP. ...........................      554,912
   8,000   AMGEN, INC.*............................................      509,000
   1,200   BIOGEN INC.*............................................       65,400
  15,600   BRISTOL-MYERS SQUIBB CO. ...............................      858,975
   2,200   CARDINAL HEALTH, INC. ..................................      142,725
   8,600   LILLY, ELI & CO. .......................................      654,675
   2,300   MCKESSON HBOC, INC. ....................................       37,806
  18,400   MERCK & CO., INC. ......................................    1,373,100
  30,500   PFIZER, INC. ...........................................    1,359,156
  11,600   SCHERING-PLOUGH CORP. ..................................      561,150
     800   SIGMA-ALDRICH CORP. ....................................       26,700

PAINEWEBBER S&P 500 INDEX FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS (CONTINUED)
 DRUGS & MEDICINE (CONCLUDED)
   6,800   WARNER LAMBERT CO. .....................................  $   830,450
     800   WATSON PHARMACEUTICALS, INC.*...........................       35,300
                                                                     -----------
                                                                       7,078,037
                                                                     -----------
 ELECTRIC UTILITIES -- 1.77%
   1,600   AES CORP.*..............................................      139,600
   1,100   AMEREN CORP. ...........................................       40,356
   1,500   AMERICAN ELECTRIC POWER, INC. ..........................       53,344
   1,200   CAROLINA POWER & LIGHT CO. .............................       41,250
   1,700   CENTRAL & SOUTH WEST CORP. .............................       35,381
   1,300   CINERGY CORP. ..........................................       34,613
   1,000   CMS ENERGY CORP. .......................................       22,750
   1,700   CONSOLIDATED EDISON, INC. ..............................       55,462
   1,200   CONSTELLATION ENERGY GROUP, INC. .......................       41,175
   1,200   DTE ENERGY CO. .........................................       41,475
   2,900   DUKE ENERGY CORP. ......................................      168,925
   2,800   EDISON INTERNATIONAL, INC. .............................       59,850
   2,000   ENTERGY CORP. ..........................................       58,000
   1,900   FIRST ENERGY CORP. .....................................       47,738
     800   FLORIDA PROGRESS CORP. .................................       39,700
   1,400   FPL GROUP, INC. ........................................       69,300
   1,000   GENERAL PUBLIC UTILITIES CORP. .........................       28,250
     900   NEW CENTURY ENERGIES INC. ..............................       30,263
   1,600   NIAGARA MOHAWK HOLDINGS, INC.*..........................       23,500
   1,200   NORTHERN STATES POWER CO. ..............................       26,550
   1,400   PECO ENERGY CO. ........................................       61,512
   3,000   PG&E CORP. .............................................       77,812
     700   PINNACLE WEST CAPITAL CORP. ............................       25,025
   1,200   PPL CORP. ..............................................       28,350
   1,700   PUBLIC SERVICE ENTERPRISE GROUP, INC. ..................       63,325
   2,400   RELIANT ENERGY, INC. ...................................       68,400
   1,600   SEMPRA ENERGY ..........................................       30,100
   5,300   SOUTHERN CO. ...........................................      137,469
   2,200   TXU CORP.*..............................................       78,650
   1,700   UNICOM CORP. ...........................................       70,869
                                                                     -----------
                                                                       1,698,994
                                                                     -----------
 ELECTRICAL EQUIPMENT -- 6.02%
   2,400   ADC TELECOMMUNICATIONS INC.*............................      161,250
     600   ANDREW CORP.*...........................................       21,075
   1,200   COMVERSE TECHNOLOGY, INC.*..............................      109,650
   2,200   CORNING, INC. ..........................................      425,562
   1,100   DANAHER CORP. ..........................................       53,006
   1,600   DOVER CORP. ............................................       74,400
     600   EATON CORP. ............................................       43,538
   6,200   HONEYWELL, INC. ........................................      339,063
     700   JOHNSON CONTROLS, INC. .................................       39,856
   1,400   KLA-TENCOR CORP. *......................................       69,388
  25,100   LUCENT TECHNOLOGIES, INC. ..............................    1,440,112
     400   MILLIPORE CORP. ........................................       28,950
   1,500   MOLEX INC. .............................................       73,219

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 ELECTRICAL EQUIPMENT (CONCLUDED)
   5,632   MOTOROLA, INC. .........................................  $   528,000
  22,800   NORTEL NETWORKS CORP. ..................................    1,238,325
   1,600   PE CORP. ...............................................       88,800
   5,800   QUALCOMM, INC.*.........................................      384,975
   1,500   RADIOSHACK CORP. .......................................       63,656
   1,200   SCIENTIFIC-ATLANTA, INC. ...............................       67,650
   4,700   SOLECTRON CORP.*........................................      155,394
     400   TEKTRONIX, INC. ........................................       21,400
   3,200   TELLABS, INC.*..........................................      207,800
   1,400   TERADYNE, INC.*.........................................      120,400
   1,300   THERMO ELECTRON CORP.*..................................       24,131
                                                                     -----------
                                                                       5,779,600
                                                                     -----------
 ELECTRICAL POWER -- 0.39%
   1,700   AMERICAN POWER CONVERSION CORP.*........................       60,244
     800   COOPER INDUSTRIES, INC. ................................       26,800
     400   CUMMINS ENGINE COMPANY, INC. ...........................       13,025
   3,400   EMERSON ELECTRIC CO. ...................................      200,600
   1,500   ROCKWELL INTERNATIONAL CORP. ...........................       61,500
     500   THOMAS & BETTS CORP. ...................................       14,187
                                                                     -----------
                                                                         376,356
                                                                     -----------
 ENERGY RESERVES & PRODUCTION -- 4.53%
     800   AMERADA HESS CORP. .....................................       53,100
   1,000   ANADARKO PETROLEUM CORP. ...............................       53,063
     900   APACHE CORP. ...........................................       54,787
   1,700   BURLINGTON RESOURCES, INC. .............................       77,775
   5,200   CHEVRON CORP. ..........................................      480,675
  27,200   EXXON/MOBIL CORP. ......................................    2,266,100
   3,000   OCCIDENTAL PETROLEUM CORP. .............................       71,062
   2,000   PHILLIPS PETROLEUM CO. .................................      114,500
  16,900   ROYAL DUTCH PETROLEUM CO., ADR..........................    1,055,194
   2,000   UNION PACIFIC RESOURCES GROUP, INC. ....................       47,375
   2,000   UNOCAL CORP. ...........................................       76,875
                                                                     -----------
                                                                       4,350,506
                                                                     -----------
 ENTERTAINMENT -- 0.91%
   4,900   CARNIVAL CORP. .........................................      132,912
  12,010   VIACOM, INC., CLASS B*..................................      744,620
                                                                     -----------
                                                                         877,532
                                                                     -----------
 ENVIRONMENTAL SERVICES -- 0.11%
   5,000   WASTE MANAGEMENT, INC. .................................      101,875
                                                                     -----------
 FINANCIAL SERVICES -- 6.81%
  10,500   AMERICAN EXPRESS CO. ...................................      565,031
   2,000   AON CORP. ..............................................       70,250
   5,800   ASSOCIATES FIRST CAPITAL CORP. .........................      159,138
   1,600   CAPITAL ONE FINANCIAL CORP. ............................       75,600

PAINEWEBBER S&P 500 INDEX FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS (CONTINUED)
 FINANCIAL SERVICES (CONCLUDED)
   5,600   CENDANT CORP.*..........................................  $    74,200
     900   COUNTRYWIDE CREDIT INDUSTRIES, INC. ....................       27,675
   5,500   FEDERAL HOME LOAN MORTGAGE CORP. .......................      244,750
   8,100   FEDERAL NATIONAL MORTGAGE ASSOCIATION...................      487,012
  77,700   GENERAL ELECTRIC CO. ...................................    4,088,962
     800   H&R BLOCK, INC. ........................................       24,700
   3,700   HOUSEHOLD INTERNATIONAL, INC. ..........................      173,900
   2,100   MARSH & MCLENNAN COMPANIES, INC. .......................      231,131
   6,300   MBNA CORP. .............................................      175,613
   1,100   PROVIDIAN CORP. ........................................       97,831
   1,300   SLM HOLDING CORP. ......................................       43,794
                                                                     -----------
                                                                       6,539,587
                                                                     -----------
 FOOD RETAIL -- 0.48%
   3,400   ALBERTSON'S, INC. ......................................      124,525
   6,600   KROGER CO.*.............................................      131,175
   4,000   SAFEWAY, INC.*..........................................      184,500
   1,200   WINN DIXIE STORES, INC. ................................       18,975
                                                                     -----------
                                                                         459,175
                                                                     -----------
 FOREST PRODUCTS, PAPER -- 0.79%
     400   BEMIS, INC. ............................................       13,750
     500   BOISE CASCADE CORP. ....................................       14,563
     800   CHAMPION INTERNATIONAL CORP. ...........................       58,400
   1,700   FORT JAMES CORP. .......................................       38,463
   1,400   GEORGIA-PACIFIC CORP. ..................................       45,850
   3,300   INTERNATIONAL PAPER CO. ................................      114,881
   4,400   KIMBERLY CLARK CORP. ...................................      266,200
     800   MEAD CORP. .............................................       24,650
   1,500   PACTIV CORP.*...........................................       13,406
     500   TEMPLE-INLAND, INC. ....................................       24,844
     800   WESTVACO CORP. .........................................       24,100
   1,900   WEYERHAEUSER CO. .......................................       94,287
     900   WILLAMETTE INDUSTRIES, INC. ............................       29,250
                                                                     -----------
                                                                         762,644
                                                                     -----------
 FREIGHT, AIR, SEA & LAND -- 0.09%
   2,300   FEDEX CORP.*............................................       81,363
                                                                     -----------
 GAS UTILITY -- 0.17%
     700   COLUMBIA ENERGY GROUP...................................       45,281
     200   EASTERN ENTERPRISES.....................................       12,338
   1,800   EL PASO ENERGY CORP. ...................................       92,700
     400   NICOR, INC. ............................................       14,675
                                                                     -----------
                                                                         164,994
                                                                     -----------
 HEAVY MACHINERY -- 0.08%
   1,900   DEERE & CO. ............................................       78,969
                                                                     -----------

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 HOTELS -- 0.12%
   1,100   HARRAH'S ENTERTAINMENT, INC.*...........................  $    21,725
   3,000   HILTON HOTELS CORP. ....................................       25,500
   2,000   MARRIOTT INTERNATIONAL, INC. ...........................       72,500
                                                                     -----------
                                                                         119,725
                                                                     -----------
 HOUSEHOLD PRODUCTS -- 1.61%
   1,900   AVON PRODUCTS, INC. ....................................       78,494
   1,900   CLOROX CO. .............................................       75,287
   4,600   COLGATE-PALMOLIVE CO. ..................................      242,075
   1,300   FORTUNE BRANDS, INC. ...................................       34,613
   8,500   GILLETTE CO. ...........................................      283,687
     900   INTERNATIONAL FLAVORS AND FRAGRANCES....................       30,600
   2,300   NEWELL RUBBERMAID, INC. ................................       60,375
  10,400   PROCTER & GAMBLE CO. ...................................      691,600
   2,400   RALSTON PURINA CO. .....................................       44,550
                                                                     -----------
                                                                       1,541,281
                                                                     -----------
 INDUSTRIAL PARTS -- 0.67%
   2,800   CATERPILLAR, INC. ......................................      107,100
     600   CRANE CO. ..............................................       15,825
   1,500   GENUINE PARTS CO. ......................................       35,812
   1,300   INGERSOLL RAND CO. .....................................       59,231
     700   ITT INDUSTRIES, INC. ...................................       24,194
   1,000   PALL CORP. .............................................       21,000
     900   PARKER-HANNIFIN CORP. ..................................       37,519
     500   SNAP-ON, INC. ..........................................       12,844
     800   STANLEY WORKS...........................................       21,500
   1,200   TEXTRON, INC. ..........................................       75,300
   3,800   UNITED TECHNOLOGIES CORP. ..............................      229,662
                                                                     -----------
                                                                         639,987
                                                                     -----------
 INDUSTRIAL SERVICES & SUPPLIES -- 0.66%
     500   RYDER SYSTEMS, INC. ....................................        9,594
  13,300   TYCO INTERNATIONAL LTD., ADR............................      625,931
                                                                     -----------
                                                                         635,525
                                                                     -----------
 INFORMATION & COMPUTER SERVICES -- 2.86%
  18,000   AMERICA ONLINE INC.*....................................      954,000
   5,000   AUTOMATIC DATA PROCESSING, INC. ........................      274,687
   1,200   CERIDIAN CORP.*.........................................       28,950
   1,300   COMPUTER SCIENCES CORP.*................................      124,719
   1,300   DUN & BRADSTREET CORP. .................................       39,975
   3,700   ELECTRONIC DATA SYSTEMS CORP. ..........................      237,956
   1,100   EQUIFAX, INC. ..........................................       30,456
   3,300   FIRST DATA CORP. .......................................      185,006
   2,400   IMS HEALTH, INC. .......................................       39,600
   2,200   INTERPUBLIC GROUP COMPANIES, INC. ......................       94,463
   1,400   OMNICOM GROUP, INC. ....................................      117,513
   2,850   PAYCHEX, INC. ..........................................       99,750

PAINEWEBBER S&P 500 INDEX FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS (CONTINUED)
 INFORMATION & COMPUTER SERVICES (CONCLUDED)
     900   QUINTILES TRANSNATIONAL CORP.*..........................  $    13,275
   4,200   YAHOO, INC.*............................................      474,862
     600   YOUNG & RUBICAM INC.*...................................       28,650
                                                                     -----------
                                                                       2,743,862
                                                                     -----------
 LEISURE -- 0.42%
     800   BRUNSWICK CORP. ........................................       15,400
   1,800   DOMINION RESOURCES INC. ................................       82,350
   2,500   EASTMAN KODAK CO. ......................................      149,375
   2,400   HARLEY DAVIDSON INC. ...................................       89,400
   1,400   HASBRO, INC. ...........................................       22,925
   3,400   MATTEL, INC. ...........................................       46,113
                                                                     -----------
                                                                         405,563
                                                                     -----------
 LIFE INSURANCE -- 0.59%
   1,100   AETNA LIFE & CASUALTY CO. ..............................       73,425
   2,100   AFLAC, INC. ............................................      108,544
   1,900   AMERICAN GENERAL CORP. .................................      121,719
   1,300   CIGNA CORP. ............................................      115,456
   2,700   CONSECO, INC. ..........................................       16,875
   1,500   LINCOLN NATIONAL CORP. .................................       58,125
   1,100   TORCHMARK, INC. ........................................       29,906
   1,900   UNUMPROVIDENT CORP. ....................................       43,106
                                                                     -----------
                                                                         567,156
                                                                     -----------
 LONG DISTANCE & PHONE COMPANIES -- 5.83%
  25,200   AT&T CORP. .............................................      874,125
  12,200   BELL ATLANTIC CORP. ....................................      645,075
  14,800   BELLSOUTH CORP. ........................................      690,975
   1,100   CENTURY TELEPHONE ENTERPRISES, INC. ....................       29,700
   6,100   GLOBAL CROSSING LTD.*...................................      152,881
   7,600   GTE CORP. ..............................................      480,700
  22,400   MCI WORLDCOM INC.*......................................      842,800
  26,900   SBC COMMUNICATIONS, INC. ...............................    1,175,194
   6,900   SPRINT CORP. ...........................................      417,450
   4,000   U.S. WEST, INC. ........................................      288,000
                                                                     -----------
                                                                       5,596,900
                                                                     -----------
 MEDIA -- 2.46%
   2,700   CLEAR CHANNEL COMMUNICATIONS*...........................      202,163
   7,300   COMCAST CORP., CLASS A*.................................      276,487
  16,300   DISNEY, WALT CO. .......................................      687,656
   4,800   MEDIAONE GROUP, INC.*...................................      320,700
  10,100   TIME WARNER, INC. ......................................      797,269
   1,900   TRIBUNE CO. ............................................       73,150
                                                                     -----------
                                                                       2,357,425
                                                                     -----------

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 MEDICAL PRODUCTS -- 2.65%
  12,100   ABBOTT LABORATORIES.....................................  $   492,319
     800   ALZA CORP.*.............................................       40,650
     400   BARD, C.R., INC. .......................................       18,250
     500   BAUSCH & LOMB, INC. ....................................       34,750
   2,300   BAXTER INTERNATIONAL, INC. .............................      152,950
   2,000   BECTON, DICKINSON & CO. ................................       58,375
     900   BIOMET, INC. ...........................................       32,456
   3,300   BOSTON SCIENTIFIC CORP.*................................       84,562
   2,400   GUIDANT CORP.*..........................................      121,500
  11,000   JOHNSON & JOHNSON.......................................      984,500
     600   MALLINCKRODT GROUP, INC. ...............................       17,363
   9,400   MEDTRONIC, INC. ........................................      485,275
     700   ST. JUDE MEDICAL, INC.*.................................       25,156
                                                                     -----------
                                                                       2,548,106
                                                                     -----------
 MEDICAL PROVIDERS -- 0.37%
   4,500   COLUMBIA/HCA HEALTHCARE CORP. ..........................      121,500
     900   HCR MANOR CARE, INC.*...................................        6,356
   3,200   HEALTHSOUTH CORP.*......................................       20,600
   2,500   TENET HEALTHCARE CORP.*.................................       64,063
   1,400   UNITEDHEALTH GROUP INC. ................................      104,387
     500   WELLPOINT HEALTH NETWORKS, INC.*........................       36,313
                                                                     -----------
                                                                         353,219
                                                                     -----------
 MINING & METALS -- 0.43%
   1,800   ALCAN ALUMINUM, LTD. ...................................       59,062
   3,430   ALCOA, INC. ............................................      200,441
     800   ALLEGHENY TECHNOLOGIES, INC. ...........................       18,050
   1,100   CROWN CORK & SEAL, INC. ................................       18,838
   1,600   INCO LTD.*..............................................       26,000
     700   NUCOR CORP. ............................................       27,213
   1,200   OWENS ILLINOIS, INC.*...................................       13,500
     700   PHELPS DODGE CORP.*.....................................       31,412
     800   USX-U.S. STEEL GROUP, INC. .............................       18,050
                                                                     -----------
                                                                         412,566
                                                                     -----------
 MOTOR VEHICLES -- 1.03%
   1,400   DANA CORP. .............................................       36,137
   4,500   DELPHI AUTOMOTIVE SYSTEMS CORP. ........................       81,281
   9,600   FORD MOTOR CO. .........................................      466,200
   5,100   GENERAL MOTORS CORP. ...................................      360,187
     500   NAVISTAR INTERNATIONAL CORP.*...........................       16,063
     700   PACCAR, INC. ...........................................       29,313
                                                                     -----------
                                                                         989,181
                                                                     -----------
 OIL REFINING -- 1.22%
   1,700   COASTAL CORP. ..........................................      104,338
   4,900   CONOCO, INC. ...........................................      139,650
   5,600   ENRON CORP. ............................................      408,100

PAINEWEBBER S&P 500 INDEX FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS (CONTINUED)
 OIL REFINING (CONCLUDED)
     800   SUNOCO, INC. ...........................................  $    25,850
   4,300   TEXACO, INC. ...........................................      246,981
   1,200   TOSCO CORP. ............................................       36,750
   2,500   USX-MARATHON GROUP......................................       67,969
   3,400   WILLIAMS COMPANIES, INC. ...............................      141,312
                                                                     -----------
                                                                       1,170,950
                                                                     -----------
 OIL SERVICES -- 0.72%
   2,600   BAKER HUGHES, INC. .....................................       94,250
   3,500   HALLIBURTON CO. ........................................      178,500
     700   ROWAN COMPANIES, INC.*..................................       21,744
   4,300   SCHLUMBERGER LTD. ......................................      316,318
   1,658   TRANSOCEAN SEDCO FOREX, INC. ...........................       81,553
                                                                     -----------
                                                                         692,365
                                                                     -----------
 OTHER INSURANCE -- 2.23%
   6,300   ALLSTATE CORP. .........................................      166,950
  12,200   AMERICAN INTERNATIONAL GROUP, INC. .....................    1,373,262
   1,400   CHUBB CORP. ............................................       98,000
   1,300   CINCINNATI FINANCIAL CORP. .............................       52,183
   1,700   HARTFORD FINANCIAL SERVICES GROUP, INC. ................      100,512
     800   JEFFERSON-PILOT CORP. ..................................       54,900
     900   LOEWS CORP. ............................................       59,288
     800   MBIA INC. ..............................................       46,250
     800   MGIC INVESTMENT CORP. ..................................       39,650
     600   PROGRESSIVE CORP. ......................................       56,325
   1,100   SAFECO CORP. ...........................................       27,019
   1,800   ST. PAUL COMPANIES, INC. ...............................       67,500
                                                                     -----------
                                                                       2,141,839
                                                                     -----------
 PRECIOUS METALS -- 0.14%
   3,100   BARRICK GOLD CORP. .....................................       55,994
   1,400   FREEPORT-MCMORAN COPPER & GOLD, INC.*...................       12,863
   2,200   HOMESTAKE MINING CO. ...................................       14,850
   1,300   NEWMONT MINING CORP. ...................................       29,981
   2,600   PLACER DOME, INC. ......................................       21,450
                                                                     -----------
                                                                         135,138
                                                                     -----------
 PUBLISHING -- 0.50%
     600   DELUXE CORP. ...........................................       14,813
   1,100   DONNELLEY, R.R. & SONS CO. .............................       27,156
     700   DOW JONES & CO., INC. ..................................       47,600
   2,200   GANNETT, INC. ..........................................      142,450
     600   HARCOURT GENERAL, INC. .................................       23,700
     700   KNIGHT RIDDER, INC. ....................................       37,100
   1,600   MCGRAW-HILL COMPANIES, INC. ............................       82,300
   1,400   NEW YORK TIMES CO., CLASS A.............................       53,725
     500   TIMES MIRROR CO. .......................................       48,250
                                                                     -----------
                                                                         477,094
                                                                     -----------

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 RAILROADS -- 0.34%
   3,600   BURLINGTON NORTHERN SANTA FE, INC. .....................  $    85,050
   1,800   CSX CORP. ..............................................       39,150
     900   KANSAS CITY SOUTHERN INDUSTRIES, INC. ..................       60,525
   3,100   NORFOLK SOUTHERN CORP. .................................       55,219
   2,000   UNION PACIFIC CORP. ....................................       84,625
                                                                     -----------
                                                                         324,569
                                                                     -----------
 RESTAURANTS -- 0.48%
   1,100   DARDEN RESTAURANTS, INC. ...............................       18,906
  10,700   MCDONALDS CORP. ........................................      383,194
   1,200   TRICON GLOBAL RESTAURANTS, INC.*........................       35,175
   1,000   WENDY'S INTERNATIONAL, INC. ............................       19,563
                                                                     -----------
                                                                         456,838
                                                                     -----------
 SECURITIES & ASSET MANAGEMENT -- 1.50%
   1,000   BEAR STEARNS CO., INC. .................................       39,375
   9,750   CHARLES SCHWAB CORP. ...................................      280,312
   2,000   FRANKLIN RESOURCES, INC. ...............................       60,000
   1,000   LEHMAN BROTHERS HOLDINGS, INC. .........................       77,188
   3,000   MERRILL LYNCH & CO., INC. ..............................      295,875
   9,000   MORGAN STANLEY DEAN WITTER & CO. .......................      647,437
   1,000   T. ROWE PRICE & ASSOCIATES INC. ........................       38,188
                                                                     -----------
                                                                       1,438,375
                                                                     -----------
 SEMICONDUCTOR -- 6.48%
   1,200   ADVANCED MICRO DEVICES, INC.*...........................       97,725
   1,600   ALTERA CORP.*...........................................      137,400
   2,800   ANALOG DEVICES, INC.*...................................      215,600
   6,000   APPLIED MATERIALS, INC.*................................      501,000
   1,700   CONEXANT SYSTEMS, INC.*.................................       63,963
  26,400   INTEL CORP. ............................................    3,291,750
   2,400   LINEAR TECHNOLOGY CORP. ................................      141,750
   2,300   LSI LOGIC CORP.*........................................      121,181
   2,200   MAXIM INTEGRATED PRODUCTIONS INC.*......................      139,563
   4,300   MICRON TECHNOLOGY, INC.*................................      300,731
   1,300   NATIONAL SEMICONDUCTOR CORP.*...........................       69,875
     400   PERKINELMER, INC. ......................................       21,000
  12,800   TEXAS INSTRUMENTS, INC. ................................      924,800
   2,500   XILINX, INC.*...........................................      190,312
                                                                     -----------
                                                                       6,216,650
                                                                     -----------
 SPECIALTY RETAIL -- 1.89%
   1,100   AUTOZONE, INC.*.........................................       30,800
   1,100   BED, BATH & BEYOND, INC.*...............................       40,494
   1,600   BEST BUY COMPANY, INC.*.................................      102,400
   1,600   CIRCUIT CITY STORES, INC. ..............................       79,700
     900   CONSOLIDATED STORES CORP.*..............................       11,700
   3,100   CVS CORP. ..............................................      134,850
   2,625   DOLLAR GENERAL CORP. ...................................       45,937

PAINEWEBBER S&P 500 INDEX FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS (CONCLUDED)
 SPECIALTY RETAIL (CONCLUDED)
  18,150   HOME DEPOT, INC. .......................................  $   885,947
   3,000   LOWE'S COMPANIES, INC. .................................      139,687
   2,600   OFFICE DEPOT, INC.*.....................................       18,363
   2,200   RITE AID CORP. .........................................       15,263
   3,700   STAPLES, INC.*..........................................       54,575
   1,900   TOYS R US, INC.*........................................       29,925
   7,900   WALGREEN CO. ...........................................      224,162
                                                                     -----------
                                                                       1,813,803
                                                                     -----------
 THRIFT -- 0.19%
   1,300   GOLDEN WEST FINANCIAL CORP. ............................       54,275
   4,600   WASHINGTON MUTUAL, INC. ................................      132,250
                                                                     -----------
                                                                         186,525
                                                                     -----------

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 TOBACCO -- 0.53%
  18,700   PHILIP MORRIS COMPANIES INC. ...........................  $   488,538
   1,400   UST, INC. ..............................................       23,275
                                                                     -----------
                                                                         511,813
                                                                     -----------
 WIRELESS TELECOMMUNICATIONS -- 0.84%
   2,500   ALLTEL CORP. ...........................................      163,594
   2,900   NEXTEL COMMUNICATIONS, INC.*............................      268,612
   6,800   SPRINT CORP.*(1)........................................      377,400
                                                                     -----------
                                                                         809,606
                                                                     -----------
 TOTAL COMMON STOCKS (COST -- $87,189,063)..........................  95,642,937
                                                                     -----------

 PRINCIPAL
  AMOUNT                                          MATURITY INTEREST
   (000)                                            DATE     RATE
 ---------                                        -------- --------
 REPURCHASE AGREEMENT -- 0.16%
   $155    REPURCHASE AGREEMENT DATED 05/31/00
            WITH STATE STREET BANK & TRUST CO.,
            COLLATERALIZED BY $158,837 U.S.
            TREASURY NOTES, 5.50% DUE 08/31/01
            (VALUE -- $158,514); PROCEEDS:
            $155,022 (COST -- $155,000).........  06/01/00   5.00%      155,000
                                                                    -----------
 TOTAL INVESTMENTS (COST -- $87,344,063)--99.79%.                    95,797,937
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.21%..                       201,189
                                                                    -----------
 NET ASSETS -- 100.00%...........................                   $95,999,126
                                                                    ===========

---------
* NON-INCOME PRODUCING SECURITY.
ADR AMERICAN DEPOSITARY RECEIPT.
(1) SECURITY OR PORTION THEREOF, WAS ON LOAN AT MAY 31, 2000.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PAINEWEBBER S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES                                 MAY 31, 2000

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE (COST -- $87,344,063)......... $95,797,937
INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES LOANED, AT
 VALUE (COST -- $335,502).........................................     335,502
CASH..............................................................      36,286
RECEIVABLE FOR SHARES OF BENEFICIAL INTEREST SOLD.................     171,242
DIVIDENDS AND INTEREST RECEIVABLE.................................     136,150
DEFERRED ORGANIZATIONAL EXPENSES..................................      70,183
OTHER ASSETS......................................................      29,651
                                                                   -----------
TOTAL ASSETS......................................................  96,576,951
                                                                   -----------
LIABILITIES
PAYABLE FOR CASH COLLATERAL FOR SECURITIES LOANED.................     335,502
PAYABLE FOR SHARES OF BENEFICIAL INTEREST REPURCHASED.............      19,894
PAYABLE FOR INVESTMENTS PURCHASED.................................      60,244
PAYABLE TO AFFILIATES.............................................      43,831
ACCRUED EXPENSES AND OTHER LIABILITIES............................     118,354
                                                                   -----------
TOTAL LIABILITIES.................................................     577,825
                                                                   -----------
NET ASSETS
BENEFICIAL INTEREST -- $0.001 PAR VALUE (UNLIMITED AMOUNT
 AUTHORIZED)......................................................  87,664,239
UNDISTRIBUTED NET INVESTMENT INCOME...............................     125,012
ACCUMULATED NET REALIZED LOSSES FROM INVESTMENT AND FUTURES
 TRANSACTIONS.....................................................    (243,999)
NET UNREALIZED APPRECIATION OF INVESTMENTS .......................   8,453,874
                                                                   -----------
NET ASSETS........................................................ $95,999,126
                                                                   ===========
CLASS A:
NET ASSETS........................................................ $33,409,260
                                                                   -----------
SHARES OUTSTANDING................................................   1,883,358
                                                                   -----------
NET ASSET VALUE AND REDEMPTION VALUE PER SHARE....................      $17.74
                                                                        ======
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE PLUS SALES
 CHARGE OF 2.50% OF OFFERING PRICE)...............................      $18.19
                                                                        ======
CLASS C:
NET ASSETS........................................................ $42,478,238
                                                                   -----------
SHARES OUTSTANDING................................................   2,411,886
                                                                   -----------
NET ASSET VALUE AND OFFERING PRICE PER SHARE......................      $17.61
                                                                        ======
CLASS Y:
NET ASSETS........................................................ $20,111,628
                                                                   -----------
SHARES OUTSTANDING................................................   1,132,264
                                                                   -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION VALUE PER SHARE....      $17.76
                                                                        ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER S&P 500 INDEX FUND
STATEMENT OF OPERATIONS

                                                                     FOR THE YEAR
                                                                        ENDED
                                                                     MAY 31, 2000
                                                                     ------------
INVESTMENT INCOME:
DIVIDENDS (NET OF FOREIGN WITHHOLDING TAX OF $4,459)................  $  876,638
INTEREST............................................................      59,079
                                                                      ----------
                                                                         935,717
                                                                      ----------
EXPENSES:
INVESTMENT ADVISORY AND ADMINISTRATION..............................     145,401
SERVICE FEES -- CLASS A.............................................      65,635
SERVICE AND DISTRIBUTION FEES -- CLASS C............................     350,602
FEDERAL AND STATE REGISTRATION......................................      94,910
LEGAL AND AUDIT.....................................................      69,698
REPORTS AND NOTICES TO SHAREHOLDERS.................................      59,893
CUSTODY AND ACCOUNTING..............................................      38,349
TRANSFER AGENCY.....................................................      35,298
AMORTIZATION OF ORGANIZATION EXPENSE................................      15,094
TRUSTEES' FEES......................................................      10,500
OTHER EXPENSES......................................................      38,318
                                                                      ----------
                                                                         923,698
LESS: FEE WAIVERS AND EXPENSE REIMBURSEMENTS FROM ADVISER...........    (252,435)
                                                                      ----------
NET EXPENSES........................................................     671,263
                                                                      ----------
NET INVESTMENT INCOME...............................................     264,454
                                                                      ----------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
NET REALIZED GAINS FROM:
 INVESTMENT TRANSACTIONS............................................     823,284
 FUTURES CONTRACTS..................................................      97,213
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF:
 INVESTMENTS........................................................   4,214,519
 FUTURES CONTRACTS..................................................     289,813
                                                                      ----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES........   5,424,829
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $5,689,283
                                                                      ==========


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PAINEWEBBER S&P 500 INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED MAY
                                                                31,
                                                     --------------------------
                                                         2000          1999
                                                     ------------  ------------
FROM OPERATIONS:
NET INVESTMENT INCOME..............................  $    264,454  $    190,247
NET REALIZED GAINS FROM INVESTMENT AND FUTURES
 TRANSACTIONS......................................       920,497     1,096,431
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
 OF INVESTMENTS AND FUTURES........................     4,504,332     2,743,704
                                                     ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS........................................     5,689,283     4,030,382
                                                     ------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME -- CLASS A...................      (146,116)      (73,805)
NET INVESTMENT INCOME -- CLASS C...................       (32,441)      (25,116)
NET INVESTMENT INCOME -- CLASS Y...................       (75,988)      (49,729)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS A..........................................      (707,088)      (62,231)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS C..........................................      (982,656)      (24,361)
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS --
  CLASS Y..........................................      (276,817)      (41,894)
                                                     ------------  ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS..    (2,221,106)     (277,136)
                                                     ------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
NET PROCEEDS FROM THE SALE OF SHARES...............    79,772,508    54,058,949
COST OF SHARES REPURCHASED.........................   (38,486,287)  (22,528,886)
PROCEEDS FROM DIVIDENDS REINVESTED.................     2,030,794       249,577
                                                     ------------  ------------
NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST
 TRANSACTIONS......................................    43,317,015    31,779,640
                                                     ------------  ------------
NET INCREASE IN NET ASSETS.........................    46,785,192    35,532,886
NET ASSETS:
BEGINNING OF YEAR..................................    49,213,934    13,681,048
                                                     ------------  ------------
END OF YEAR (INCLUDING UNDISTRIBUTED NET INVESTMENT
 INCOME OF $125,012 AND $114,767, RESPECTIVELY)....  $ 95,999,126  $ 49,213,934
                                                     ============  ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber S&P 500 Index Fund (the "Fund") is a series of PaineWebber Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.
 Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are iden-tical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--The Fund calculates its net asset value based on the current market value for the portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on com-parable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are val-ued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser, administrator and distributor, and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.
 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including ac-crued interest, is at least equal to the repurchase price. In the event of de-fault of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under cer-tain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to in-terest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.
 Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent, payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts as an alternative to investing di-rectly in the underlying securities or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
INVESTMENT ADVISER AND ADMINISTRATOR
 The board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. For the year ended May 31, 2000, Mitchell Hutchins has voluntarily undertaken to waive all advisory fees and reimburse a portion of other expenses in the amount of $106,843 to the Fund. Mitchell Hutchins waived a portion of its investment advisory and admin-istration fees in connection with the Fund's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended May 31, 2000, Mitchell Hutchins waived $191. DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class C and monthly dis-tribution fees at the annual rate of 0.75% of the average daily net assets of Class C. At May 31, 2000, the Fund owed Mitchell Hutchins $42,628 in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares and the contingent de-ferred sales charge paid by shareholders upon certain redemptions of Class C shares. Mitchell Hutchins has informed the Fund that for the year ended May 31, 2000, it earned $105,337 in sales charges.

NOTES TO FINANCIAL STATEMENTS
TRANSFER AGENCY SERVICE FEES
 PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the year ended May 31, 2000, PaineWebber received from PFPC, Inc., not the Fund, approximately 54% of the total transfer agency fees collected by PFPC, Inc. from the Fund. SECURITY LENDING
 The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended May 31, 2000, the Fund earned $4,412 for lending securities. The Fund's lending agent is PaineWebber, who earned $1,500 in compensation from the Fund in that capacity for the year ended May 31, 2000. At May 31, 2000, the Fund owed PaineWebber $1,203 in compensation.
 As of May 31, 2000, the Fund held cash and/or cash equivalents having an ag-gregate value of $335,502 as collateral for portfolio securities loaned having a market value of $331,688 which was invested in the following money market funds:

 NUMBER
   OF
 SHARES                                                                  VALUE
 ------                                                                 --------
 151,740 AIM LIQUID ASSETS MONEY MARKET PORTFOLIO....................   $151,740
   1,555 AIM PRIME MONEY MARKET PORTFOLIO............................      1,555
 182,207 MITCHELL HUTCHINS PRIVATE MONEY MARKET FUND LLC.............    182,207
                                                                        --------
 TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
  (COST -- $335,502)..................................................  $335,502
                                                                        ========

BANK LINE OF CREDIT
 The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended May 31, 2000, the Fund did not borrow under the Facility.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at May 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

 At May 31, 2000, the components of net unrealized appreciation of investments were as follows:

GROSS APPRECIATION (INVESTMENTS HAVING AN EXCESS OF VALUE OVER
 COST)............................................................ $15,030,876
GROSS DEPRECIATION (INVESTMENTS HAVING AN EXCESS OF COST OVER
 VALUE)...........................................................  (6,577,002)
                                                                   -----------
NET UNREALIZED APPRECIATION OF INVESTMENTS........................ $ 8,453,874
                                                                   ===========

NOTES TO FINANCIAL STATEMENTS
 For the year ended May 31, 2000, total aggregate purchases and sales of port-folio securities, excluding short-term securities, were as follows:

PURCHASES........................................................... $52,549,994
SALES............................................................... $ 3,574,996

FEDERAL TAX STATUS
 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.
 To reflect reclassifications arising from permanent "book/tax" differences for the year ended May 31, 2000, undistributed net investment income was increased by $336, accumulated net realized losses were decreased by $70,128 and capital stock was decreased by $70,464.
BENEFICIAL INTEREST
 There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                CLASS A                  CLASS C                  CLASS Y
                         -----------------------  -----------------------  -----------------------
                          SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
                         ---------  ------------  ---------  ------------  ---------  ------------
FOR THE YEAR ENDED MAY
31, 2000:
SHARES SOLD............. 1,380,275  $ 24,612,272  1,536,427  $ 26,784,706  1,642,173  $ 28,375,530
SHARES REPURCHASED......  (671,104)  (12,030,789)  (610,517)  (10,652,475)  (915,284)  (15,803,023)
DIVIDENDS REINVESTED....    42,262       744,233     55,092       966,314     18,175       320,247
                         ---------  ------------  ---------  ------------  ---------  ------------
NET INCREASE............   751,433  $ 13,325,716    981,002  $ 17,098,545    745,064  $ 12,892,754
                         =========  ============  =========  ============  =========  ============

                                CLASS A*                CLASS C**              CLASS X***                CLASS Y
                          ----------------------  ----------------------  ---------------------  ------------------------
                           SHARES      AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT       SHARES       AMOUNT
                          ---------  -----------  ---------  -----------  --------  -----------  ----------  ------------
FOR THE YEAR ENDED MAY 31, 1999:
SHARES SOLD.............  1,409,840  $21,361,104  1,620,838  $25,846,090   171,810  $ 2,361,185     295,702  $  4,490,570
SHARES REPURCHASED......   (285,423)  (4,514,742)  (193,103)  (3,095,455)  (28,956)    (398,536) (1,026,540)  (14,520,153)
DIVIDENDS REINVESTED....      7,508      111,868      3,149       46,857     --         --            6,097        90,852
SHARES CONVERTED FROM
 CLASS X TO CLASS Y.....     --          --          --          --       (198,767)  (2,627,695)    198,616     2,627,695
                          ---------  -----------  ---------  -----------  --------  -----------  ----------  ------------
NET INCREASE (DECREASE).  1,131,925  $16,958,230  1,430,884  $22,797,492   (55,913) $  (665,046)   (526,125) $ (7,311,036)
                          =========  ===========  =========  ===========  ========  ===========  ==========  ============

---------
* COMMENCEMENT OF ISSUANCE OF SHARES--OCTOBER 2, 1998
** COMMENCEMENT OF ISSUANCE OF SHARES--OCTOBER 7, 1998
*** SHARES OF FORMER CLASS A WERE RENAMED CLASS X AND THEN CONVERTED INTO CLASS
    Y ON SEPTEMBER 30, 1998

PAINEWEBBER S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                    CLASS A                       CLASS C
                         ----------------------------- -----------------------------
                                       FOR THE PERIOD                FOR THE PERIOD
                           FOR THE    OCTOBER 2, 1998+   FOR THE    OCTOBER 7, 1998+
                          YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                         MAY 31, 2000   MAY 31, 1999   MAY 31, 2000   MAY 31, 1999
                         ------------ ---------------- ------------ ----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $16.72         $12.83         $16.64         $12.80

                            ------         ------         ------         ------
NET INVESTMENT INCOME
 (LOSS).................      0.12*          0.08*         (0.01)*         0.02*
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) FROM
 INVESTMENTS AND
 FUTURES................      1.49*          4.03*          1.49*          4.02*

                            ------         ------         ------         ------
NET INCREASE (DECREASE)
 FROM INVESTMENT
 OPERATIONS.............      1.61           4.11           1.48           4.04

                            ------         ------         ------         ------
DIVIDENDS FROM NET
 INVESTMENT INCOME......     (0.10)         (0.12)         (0.02)         (0.10)
DISTRIBUTIONS FROM NET
 REALIZED GAINS FROM
 INVESTMENT
 TRANSACTIONS...........     (0.49)         (0.10)         (0.49)         (0.10)

                            ------         ------         ------         ------
TOTAL DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS...........     (0.59)         (0.22)         (0.51)         (0.20)

                            ------         ------         ------         ------
NET ASSET VALUE, END OF
 PERIOD.................    $17.74         $16.72         $17.61         $16.64

                            ======         ======         ======         ======
TOTAL INVESTMENT
 RETURN(1)..............      9.67%         32.23%          8.89%         31.77%

                            ======         ======         ======         ======
RATIOS/SUPPLEMENTAL
 DATA:
NET ASSETS, END OF
 PERIOD (000'S).........   $33,409        $18,920        $42,478        $23,813
EXPENSES TO AVERAGE NET
 ASSETS NET OF WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER................      0.60%          0.60%**        1.35%          1.35%**
EXPENSES TO AVERAGE NET
 ASSETS BEFORE WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER................      0.94%          1.52%**        1.70%          2.24%**
NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET
 ASSETS NET OF WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER................      0.69%          0.87%**       (0.06)%         0.17%**
NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET
 ASSETS BEFORE WAIVERS
 AND REIMBURSEMENTS FROM
 ADVISER................      0.35%         (0.06)%**      (0.41)%        (0.73)%**
PORTFOLIO TURNOVER RATE
 .......................         5%            62%             5%            62%

---------

* CALCULATED USING AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

** ANNUALIZED

+ COMMENCEMENT OF ISSUANCE OF SHARES

++ SHARES OF FORMER CLASS A WERE RENAMED CLASS X AND THEN CONVERTED INTO CLASS
   Y ON SEPTEMBER 30, 1998.

(1) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING A $1,000 INVESTMENT ON THE FIRST DAY OF THE PERIOD REPORTED, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE ON THE PAYABLE DATES AND A SALE AT NET ASSET VALUE ON THE LAST DAY OF EACH PERIOD REPORTED. THE FIGURES DO NOT INCLUDE ANY APPLICABLE SALES CHARGES OR PROGRAM FEES; RESULTS WOULD BE LOWER IF THEY WERE INCLUDED. TOTAL INVESTMENT RETURN FOR PERIODS LESS THAN ONE YEAR HAS NOT BEEN ANNUALIZED.

                CLASS X                                    CLASS Y
---------------------------------------- --------------------------------------------
   FOR THE PERIOD
    JUNE 1, 1998        FOR THE PERIOD                               FOR THE PERIOD
      THROUGH         DECEMBER 31, 1997+   FOR THE      FOR THE    DECEMBER 31, 1997+
SEPTEMBER 30, 1998++       THROUGH        YEAR ENDED   YEAR ENDED       THROUGH
    (UNAUDITED)          MAY 31, 1998    MAY 31, 2000 MAY 31, 1999    MAY 31, 1998
--------------------  ------------------ ------------ ------------ ------------------
       $14.11               $12.50          $16.74       $14.12          $12.50

       ------               ------          ------       ------          ------
         0.05 *               0.03            0.17*        0.16 *          0.06
        (0.94)*               1.58            1.47*        2.68 *          1.56

       ------               ------          ------       ------          ------
        (0.89)                1.61            1.64         2.84            1.62

       ------               ------          ------       ------          ------
          --                   --            (0.13)       (0.12)            --
          --                   --            (0.49)       (0.10)            --

       ------               ------          ------       ------          ------
          --                   --            (0.62)       (0.22)            --

       ------               ------          ------       ------          ------
       $13.22               $14.11          $17.76       $16.74          $14.12

       ======               ======          ======       ======          ======
        (6.31)%              12.88%           9.86%       20.30%          12.96%

       ======               ======          ======       ======          ======
          --                  $789         $20,112       $6,480         $12,892
         0.40%**              0.40%**         0.35%        0.35%           0.35%**
         1.29%**              2.25%**         0.69%        1.29%           2.22%**
         1.19%**              1.26%**         0.92%        1.12%           1.41%**
         0.29%**             (0.60)**         0.58%        0.18%          (0.46)%**
           73%                   1%              5%          62%              1%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PAINEWEBBER S&P 500 INDEX FUND
REPORT OF INDEPENDENT AUDITORS

The Boards of Trustees and Shareholders
of PaineWebber S&P 500 Index Fund

 We have audited the accompanying statement of assets and liabilities of the PaineWebber S&P 500 Index Fund (the "Fund"), including the portfolio of invest-ments, as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statements of changes in net assets for each of the two years in the period then ended May 31, 2000 and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included con-firmation of investments owned at March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting princi-ples used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits pro-vide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at May 31, 2000, the results of its operations for the year ended May 31, 2000, and changes in net assets for each of the two years in the period then ended May 31, 2000 and financial highlights for the periods indicated, in con-formity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

New York, New York
July 25, 2000

PAINWEBBER S&P 500 INDEX FUND
TAX INFORMATION (UNAUDITED)

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (May 31, 2000) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distribu-tions paid during the fiscal year are taxable and are derived from the follow-ing sources:

PER SHARE DATA:                                      CLASS A  CLASS C  CLASS Y
---------------                                      -------  -------  -------
NET INVESTMENT INCOME*.............................. $0.1014  $0.0162  $0.1347
SHORT-TERM CAPITAL GAINS*........................... $0.3963  $0.3963  $0.3963
LONG-TERM CAPITAL GAINS............................. $0.0944  $0.0944  $0.0944
PERCENTAGE OF ORDINARY INCOME DIVIDENDS QUALIFYING
 FOR THE DIVIDENDS
 RECEIVED DEDUCTION AVAILABLE TO CORPORATE
 SHAREHOLDERS.......................................   29.14%   29.14%   29.14%

*TAXABLE AS ORDINARY INCOME

 Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information re-porting.

 Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax ad-visers with respect to the tax consequences of their investment in the Fund.

================================================================================

TRUSTEES
E. Garrett Bewkes, Jr.               Meyer Feldberg
Chairman                             George W. Gowen
Margo N. Alexander                   Frederic V. Malek
Richard Q. Armstrong                 Carl W. Schafer
Richard R. Burt                      Brian M. Storms
Mary C. Farrell

PRINCIPAL OFFICERS
Margo N. Alexander                   Paul H. Schubert
President                            Vice President and Treasurer
Dianne E. O'Donnell                  T. Kirkham Barneby
Vice President and Secretary         Vice President



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

 .     High Income Fund
 .     Investment Grade Income Fund
 .     Low Duration U.S. Government Income Fund
 .     Strategic Income Fund
 .     U.S. Government Income Fund

TAX-FREE BOND FUNDS

 .     California Tax Free Income Fund
 .     Municipal High Income Fund
 .     National Tax Free Income Fund
 .     New York Tax-Free Income Fund

STOCK FUNDS
 .     Enhanced S&P 500 Fund
 .     Enhanced Nasdaq-100 Fund
 .     Financial Services Growth Fund
 .     Growth Fund
 .     Growth and Income Fund
 .     Mid Cap Fund
 .     Small Cap Fund
 .     S&P 500 Index Fund
 .     Strategy Fund
 .     Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS

 .     Balanced Fund
 .     Tactical Allocation Fund

GLOBAL FUNDS

 .     Asia Pacific Growth Fund
 .     Emerging Markets Equity Fund
 .     Global Equity Fund
 .     Global Income Fund

PAINE WEBBER MONEY MARKET FUND


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                       (C)2000 PaineWebber Incorporated
                              All Rights Reserved
                                  Member SIPC



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===============================
S&P 500

INDEX

FUND




ANNUAL REPORT



MAY 31, 2000